Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 16, 2021	Feb. 12, 2021	Apr. 09, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid					$ 74,886	$ 73,804	$ 72,497
Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit				$ 1.76
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid	$ 3,900
Subsequent Event [Member] | Series A Preferred Stock [Member] | ATM Program
Subsequent Event [Line Items]
Partners' Capital Account, Units, Sale of Units			336,992
Average Gross Sales Price Per Share			$ 25.12
Sales Commissions			$ 8,300
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.44
Distribution Made to Limited Partner, Cash Distributions Paid		$ 15,100
Subsequent Event [Member] | Common and Subordinated Stock [Member] | ATM Program
Subsequent Event [Line Items]
Partners' Capital Account, Units, Sale of Units			52,603
Average Gross Sales Price Per Share			$ 15.75
Sales Commissions			$ 800